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NATIONS ASSET ALLOCATION PORTFOLIO

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ABOUT THE ADVISER


BACAP IS THIS PORTFOLIO'S ADVISER. BACAP'S INVESTMENT STRATEGIES TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE EQUITY PORTION OF THE PORTFOLIO. BACAP'S FIXED INCOME MANAGEMENT TEAM MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE FIXED INCOME AND MONEY MARKET PORTIONS OF THE PORTFOLIO. THE PERFORMANCE IN THE BAR CHART REFLECTS THE PORTFOLIO'S PREVIOUS PRINCIPAL INVESTMENT STRATEGIES.





 YOU'LL FIND MORE ABOUT BACAP STARTING ON PAGE 50.

WHAT IS AN ASSET ALLOCATION PORTFOLIO?

THIS ASSET ALLOCATION PORTFOLIO INVESTS IN A MIX OF EQUITY AND FIXED INCOME SECURITIES, AND CASH EQUIVALENTS.

EACH OF THESE "ASSET CLASSES" HAS DIFFERENT RISK/RETURN CHARACTERISTICS. THE PORTFOLIO MANAGEMENT TEAM CHANGES THE MIX BASED ON ITS ASSESSMENT OF THE EXPECTED RISKS AND RETURNS OF EACH CLASS.

ASSET ALLOCATION PORTFOLIOS LIKE THIS ONE CAN PROVIDE A DIVERSIFIED ASSET MIX FOR YOU IN A SINGLE INVESTMENT.

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
(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks to obtain long-term growth from capital appreciation, and dividend and interest income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Portfolio invests in a mix of equity and fixed income securities, as well as cash equivalents, including U.S. government obligations, commercial paper and other short-term, interest-bearing instruments.

The team uses asset allocation and active security selection as its principal investment approach. The team actively allocates assets among the three asset classes based on its assessment of the expected risks and returns of each class.

The equity securities the Portfolio invests in are primarily common stocks of medium and large-sized companies whose market capitalizations typically are at least $1 billion and that are believed to have potential for long-term growth.

In selecting investments for the equity portion of the Fund, the team uses quantitative analysis to evaluate the attractiveness of each potential investment generally selected from the universe of companies included in the Russell 1000 Index. The team may examine a wide variety of factors classified as value measures (forward price-to-earnings, trailing price-to-earnings, book value-to-price, price-to-cash flow, etc.), growth measures (earnings growth, revenue growth, etc.), price momentum and earnings momentum (earnings change, estimate revision, earnings surprise, etc.), among others.

The fixed income securities the Portfolio invests in are primarily investment grade bonds and notes. The Portfolio may invest up to 10% of its total assets in high yield debt securities which are often referred to as "junk bonds." The Portfolio normally invests at least 25% of its assets in senior securities. The Portfolio may also invest up to 35% of its assets in mortgage-backed and asset-backed securities.

In the fixed income portion of its portfolio, the Portfolio may also engage in repurchase, reverse repurchase and forward purchase agreements. These investments will generally be short-term in nature and are primarily used to seek to enhance returns and manage liquidity. In addition, the Portfolio may use futures, interest rate swaps, total return swaps, options, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in an underlying asset.

The Portfolio may also invest in securities that aren't part of its principal investment strategies, but it won't hold more than 10% of its assets in any one type of these securities. These securities are described in the SAI.

The team may sell a security when the Portfolio's asset allocation changes, if there is a deterioration in the issuer's financial situation, when the team believes other investments are more attractive, or for other reasons.

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 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER
 IMPORTANT INFORMATION AND IN THE SAI.

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
(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Asset Allocation Portfolio has the following principal risks and another thing to consider relating to investments in other Nations Funds:


      - INVESTMENT STRATEGY RISK -- The team uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - INTEREST RATE RISK -- The prices of the Portfolio's fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- The Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Portfolio invests are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities also can be subject to greater price volatility.

      - DERIVATIVES RISK -- The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Portfolio's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Portfolio. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - MORTGAGE-RELATED RISK -- The value of the Portfolio's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. Mortgage-backed

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securities are most commonly issued or guaranteed by the Government National
Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, but may also be issued or guaranteed by other private issuers. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

      - ASSET-BACKED SECURITIES RISK -- Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Portfolio's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.


      - INVESTMENT IN OTHER NATIONS FUNDS -- The Portfolio may pursue its high yield securities strategy by investing in High Yield Portfolio rather than directly in high yield securities. High Yield Portfolio is a registered investment company in the Nations Funds Family whose interests are offered by private placements only. BACAP and its affiliates may be entitled to reimbursement for certain expenses from High Yield Portfolio in addition to the fees which they are entitled to receive from Nations Asset Allocation Portfolio for services provided directly. The Portfolio may also pursue its fixed income securities strategy by investing in Nations Bond Fund. BACAP and its affiliates are entitled to receive fees from Nations Bond Fund for providing advisory and other services, in addition to the fees which they are entitled to receive from Nations Asset Allocation Portfolio for services provided directly. Accordingly, interestholders may pay additional fees, unless such fees are waived, because of the Portfolio's investment in another Fund. BACAP and its affiliates may waive fees which they are entitled to receive from either High Yield Portfolio or Nations Bond Fund.




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NATIONS MARSICO MIDCAP GROWTH PORTFOLIO

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ABOUT THE SUB-ADVISER


BACAP IS THIS PORTFOLIO'S ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO. THE PERFORMANCE IN THE BAR CHART REFLECTS THE PERFORMANCE OF BACAP AND THE PORTFOLIO'S PREVIOUS PRINCIPAL INVESTMENT STRATEGIES.





 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. GILCHRIST ON PAGE 51.

WHAT IS A MIDCAP GROWTH PORTFOLIO?

A MIDCAP GROWTH PORTFOLIO INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.

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
(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Portfolio will invest at least 80% of its assets in U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Growth Index (currently between $613 million and $18 billion, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth. The Portfolio generally holds a core position of between 50 and 75 equity securities. The Portfolio may hold up to
                   15% of its assets in foreign securities.

The Portfolio may also invest in non-equity securities (which aren't part of its principal investment strategies), but it won't hold more than 10% of its assets in any one type of these non-equity securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes that may include factors such as the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to attempt to replicate and describe a company's past, present and future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

8
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 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER
 IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Marsico MidCap Growth Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


      - MID-CAPITALIZATION COMPANY RISK -- Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets than larger companies. The stocks of mid-capitalization companies may trade less frequently and in more limited volume than those of larger companies. Additionally, mid-capitalization stocks may be more volatile than those of larger companies.



      - FOREIGN INVESTMENT RISK -- Because the Portfolio may invest up to 15% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.




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